Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 3,601.61
Total Fee Amount	3,601.61
Total Transaction Valuation	26,079,743.35
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A